Document and Entity Information	12 Months Ended
Feb. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	NATIONWIDE MUTUAL FUNDS
Central Index Key	0001048702
Amendment Flag	false
Document Creation Date	Jun 20, 2012
Document Effective Date	Jun 20, 2012
Prospectus Date	Feb 29, 2012

NATIONWIDE MUTUAL FUNDS

Nationwide Alternatives Allocation Fund

Supplement dated June 20, 2012

to the Prospectus dated February 29, 2012

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

The following changes are made to the Prospectus, effective immediately:

1. The third paragraph under the heading “Principal Investment Strategies,” found on page 3 of the Prospectus, is deleted and restated as follows:

The alternative investment asset classes in which the Fund currently invests, the approximate percentage range of the Fund’s total assets allocated to each sleeve as of the date of this Prospectus, and the benchmark index selected for each sleeve are as follows:

Treasury Inflation Protected Securities	5-20%	Barclays Capital U.S. Government Inflation-Linked Bond Index
International bonds	15-35%	S&P/Citigroup International Treasury Bond ex-U.S. Index
High-yield bonds	5-20%	Barclays Capital U.S. High-Yield Very Liquid Index
Emerging market bonds	5-20%	JPMorgan Emerging Markets Bond Index Plus
Emerging market stocks	5-20%	MSCI Emerging Markets® Total Return Index
Commodities	10-25%	Dow Jones-UBS Commodity IndexSM 3 Month Forward Total Return
Global real estate stocks	5-20%	Dow Jones Global Select Real Estate Securities IndexSM

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Supplement Text Block	nmf_SupplementTextBlock

NATIONWIDE MUTUAL FUNDS

Nationwide Alternatives Allocation Fund

Supplement dated June 20, 2012

to the Prospectus dated February 29, 2012

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

The following changes are made to the Prospectus, effective immediately:

1. The third paragraph under the heading “Principal Investment Strategies,” found on page 3 of the Prospectus, is deleted and restated as follows:

The alternative investment asset classes in which the Fund currently invests, the approximate percentage range of the Fund’s total assets allocated to each sleeve as of the date of this Prospectus, and the benchmark index selected for each sleeve are as follows:

Treasury Inflation Protected Securities	5-20%	Barclays Capital U.S. Government Inflation-Linked Bond Index
International bonds	15-35%	S&P/Citigroup International Treasury Bond ex-U.S. Index
High-yield bonds	5-20%	Barclays Capital U.S. High-Yield Very Liquid Index
Emerging market bonds	5-20%	JPMorgan Emerging Markets Bond Index Plus
Emerging market stocks	5-20%	MSCI Emerging Markets® Total Return Index
Commodities	10-25%	Dow Jones-UBS Commodity IndexSM 3 Month Forward Total Return
Global real estate stocks	5-20%	Dow Jones Global Select Real Estate Securities IndexSM

Nationwide Alternatives Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	nmf_SupplementTextBlock

NATIONWIDE MUTUAL FUNDS

Nationwide Alternatives Allocation Fund

Supplement dated June 20, 2012

to the Prospectus dated February 29, 2012

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

The following changes are made to the Prospectus, effective immediately:

1. The third paragraph under the heading “Principal Investment Strategies,” found on page 3 of the Prospectus, is deleted and restated as follows:

The alternative investment asset classes in which the Fund currently invests, the approximate percentage range of the Fund’s total assets allocated to each sleeve as of the date of this Prospectus, and the benchmark index selected for each sleeve are as follows:

Treasury Inflation Protected Securities	5-20%	Barclays Capital U.S. Government Inflation-Linked Bond Index
International bonds	15-35%	S&P/Citigroup International Treasury Bond ex-U.S. Index
High-yield bonds	5-20%	Barclays Capital U.S. High-Yield Very Liquid Index
Emerging market bonds	5-20%	JPMorgan Emerging Markets Bond Index Plus
Emerging market stocks	5-20%	MSCI Emerging Markets® Total Return Index
Commodities	10-25%	Dow Jones-UBS Commodity IndexSM 3 Month Forward Total Return
Global real estate stocks	5-20%	Dow Jones Global Select Real Estate Securities IndexSM

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 20, 2012